Label	Element	Value
EIP Growth and Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	EIP Growth and Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The EIP Growth and Income Fund (the “Fund”) seeks to provide a high level of total shareholder return that is balanced between current income and growth.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	As a secondary objective, the Fund seeks low volatility.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above example, affect Fund performance. For the fiscal year ended October 31, 2024, the Fund’s portfolio turnover rate, excluding securities sold short transactions, was 40% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses include 0.01% in acquired fund fees and expenses, and therefore do not correlate to “Ratios of expenses to average net assets: Before expense reimbursement” provided in the Financial Highlights.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. It assumes a 5% return on your investment each year and that the Fund’s operating expenses remain the same. Only the first year of each period in the Example takes into account the expense cap described above.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Only the first year of each period in the Example takes into account the expense cap described above. Your actual costs may be higher or lower.
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Only the first year of each period in the Example takes into account the expense cap described above. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund pursues its objectives by investing primarily in a diversified portfolio of equity securities of issuers in the Energy Industry (“Energy Companies”) that seek to pay out as dividends or distributions a portion of income or distributable cash flow in excess of the average for listed equities as a whole (“High Payout Energy Companies”), including: (1) U.S. and Canadian natural gas and electric and other utilities, (2) corporations operating energy infrastructure assets such as pipelines or renewable energy production, (3) energy-related master limited partnerships or limited liability companies that are treated as partnerships (“MLPs”), (4) entities that control MLPs, that own general partner interests in an MLP or interests issued by MLP affiliates, and (5) other energy-related corporations with dividend policies similar to those of High Payout Energy Companies in (3) and (4) above (such as energy infrastructure real estate investment trusts and foreign energy infrastructure corporations). The “Energy Industry” means enterprises connected to the exploration, development, production, gathering, transportation, processing, storing, refining, distribution, mining or marketing of natural gas, natural gas liquids (including propane), crude oil, refined petroleum products, electricity, coal or other energy sources, including renewable energy, nuclear, and other enterprises that derive the majority of their earnings from manufacturing, operating or providing services in support of infrastructure assets and/or infrastructure activities such as renewable energy equipment, energy storage, carbon capture and sequestration, fugitive methane abatement and energy transmission and distribution equipment. The Fund concentrates its investments in the Energy Industry and may invest without limit in Energy Companies of any market capitalization. While the Fund invests primarily in U.S. and Canadian Energy Companies, it may also invest in Energy Companies organized in other countries.
The Fund may achieve a portion of its exposure to Energy Companies by entering into swap agreements with respect to securities of Energy Companies. Leverage may be achieved through the use of swap contracts. The Fund typically uses leverage for any purpose consistent with its investment objective, including providing additional flexibility in portfolio construction, cash management and in an attempt to enhance returns. To the extent the Fund enters into derivative transactions, it will do so pursuant to Rule 18f-4 under the Investment Company Act of 1940, as amended, (the “1940 Act”), which requires implementation of certain policies and procedures designed to manage its derivative risks dependent upon the Fund’s level of exposure to derivative instruments.
		In managing the Fund’s portfolio, the Fund’s manager, Energy Income Partners, LLC (the “Manager”), seeks to identify Energy Companies in non-cyclical segments of the Energy Industry that offer the potential for an attractive balance of income and growth. The Manager focuses on steady fee-for-service businesses, such as pipelines, storage facilities and terminals as well as other segments where long-term contracts provide a similar level of earnings stability. These businesses receive fees and tariffs, which are generally not directly related to commodity prices and therefore tend to be less cyclical. The Manager typically seeks to limit the Fund’s exposure to Energy Companies that derive a significant portion of their revenues from more cyclical businesses, such as energy exploration, development and production, where revenues tend to be driven by commodity prices.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund pursues its objectives by investing primarily in a diversified portfolio of equity securities of issuers in the Energy Industry (“Energy Companies”) that seek to pay out as dividends or distributions a portion of income or distributable cash flow in excess of the average for listed equities as a whole (“High Payout Energy Companies”), including: (1) U.S. and Canadian natural gas and electric and other utilities, (2) corporations operating energy infrastructure assets such as pipelines or renewable energy production, (3) energy-related master limited partnerships or limited liability companies that are treated as partnerships (“MLPs”), (4) entities that control MLPs, that own general partner interests in an MLP or interests issued by MLP affiliates, and (5) other energy-related corporations with dividend policies similar to those of High Payout Energy Companies in (3) and (4) above (such as energy infrastructure real estate investment trusts and foreign energy infrastructure corporations).
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information below gives some indication of the risks associated with an investment in the Fund by showing the Fund’s performance year to year and over time. All figures assume dividend reinvestment. The table also shows how the Fund’s Class I shares’ average annual total returns compare to those of two style specific indices and to a broad-based securities market index. Past performance is not necessarily an indication of future results. Updated performance information is available by calling the Fund’s transfer agent toll-free at 1-844-766-8694 or by visiting the Fund’s website at www.eipfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the Fund by showing the Fund’s performance year to year and over time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-766-8694
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.eipfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class I shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period of time shown in the bar chart, the Fund’s highest quarterly return and lowest quarterly return was:

Best calendar quarter:	16.33%	Q1 2019

Worst calendar quarter:	(29.78)%	Q1 2020

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.78%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the Fund for periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	These after-tax returns are not relevant if you hold your Fund shares through a 401(k) plan, an individual retirement account, or another tax-advantaged arrangement.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I shares only and will vary for other classes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing return “after taxes on distributions and sale of shares” may be higher than other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for Class I shares only and will vary for other classes. These after-tax returns are not relevant if you hold your Fund shares through a 401(k) plan, an individual retirement account, or another tax-advantaged arrangement.
In certain cases, the figure representing return “after taxes on distributions and sale of shares” may be higher than other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

EIP Growth and Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with any mutual fund, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.
EIP Growth and Income Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
EIP Growth and Income Fund | Energy Industry Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Energy Industry Risk. The Fund concentrates its investments in the Energy Industry and, therefore, is more susceptible to risks that affect that industry than a fund that is more broadly diversified over several industries or sectors. The success of companies in the Energy Industry is cyclical and highly dependent on energy prices, which can be extremely volatile. The market value of securities that are issued by Energy Companies may decline for many reasons and are highly sensitive to changes in the levels and volatility of global energy prices events relating to international politics, policies of the Organization of Petroleum Exporting Countries (“OPEC”), governmental regulatory policies, including energy conservation and tax policies, fluctuations in energy supply and demand, environmental liabilities, threats of terrorism and to changes in exchange rates or interest rates, tax treatment, energy conservation efforts, increased competition and technological advances. Energy Companies can further be exposed to counterparty credit risk as some customers are oil and gas producers that may become financially distressed and unable or unwilling to perform under, or may seek to reject contracts for the gathering, processing, storage and pipeline transportation of oil, refined products, natural gas, and natural gas liquids. A significant portion of the revenues of Energy Companies may be subject to substantial government regulation and contractual price fixing, which may increase the cost of doing business and limit the earnings of these companies. Energy Companies can be affected by supply and demand for oil and natural gas, costs relating to exploration and production and the success of such explorations, access to capital, as well as by general economic conditions. Weak demand for energy products and services in general, as well as negative developments in world markets, would be likely to adversely impact the Fund’s value. Energy Companies that are subject to regulation by U.S. Federal Energy Regulatory Commission (“FERC”) with respect to the tariff rates that they may charge. An adverse determination by FERC with respect to the tariff rates of such a company could have a material adverse effect on its business, financial condition, results of operations and cash flows and its ability to pay cash distributions or dividends. The supply of energy and the profitability of Energy Companies can be significantly affected by extreme weather, by natural disasters such as hurricanes off the coasts of the United States, and by depletion of underlying oil and gas reserves. Energy Companies are subject to substantial government regulation and changes in government regulations, including with respect to how facilities are constructed, maintained and operated, environmental and safety controls, and the prices and methodology of determining prices that Energy Companies may charge for their products and services. Such changes can adversely affect the profitability of Energy Companies. Energy Companies may also operate in, or engage in transactions involving, countries with less developed regulatory regimes or a history of expropriation, nationalization or other adverse policies. Energy Companies also face a significant risk of liability from accidents resulting in injury or loss of life or property, pollution or other environmental problems, equipment malfunctions or mishandling of materials and a risk of loss from terrorism, political strife or natural disasters. Costs of compliance or remediation of environmental damages incurred by Energy Companies may not be recoverable and may increase over time if stricter environmental laws are enacted. Those Energy Companies involved in renewable technologies or employing technologies for renewable energy may not be successful in their deployment of or use of renewable technologies. In addition, such companies may not be as successful as those companies that use or deploy fossil fuels.
Certain Energy Companies in the utility sector are subject to the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations, and the capital market’s ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for these companies. Such issuers have been experiencing certain of these problems to varying degrees. Some Energy Companies are involved in the production of electrical equipment and components. General risks of these companies include the general state of the economy, exchange rates, commodity prices, intense competition, consolidation, domestic and international politics, government regulation, import controls, excess capacity, consumer demand and spending trends. In addition, the companies may also be significantly affected by overall capital spending levels, economic cycles, rapid technological changes, delays in modernization, labor relations, environmental liabilities, governmental and product liability and e-commerce initiatives.
Some utility companies also face risks associated with the effects of a national energy policy and lengthy delays, and greatly increased costs and other problems, associated with the design, construction, licensing, regulation and operation of nuclear facilities for electric generation, including, among other considerations: the problems associated with the use of radioactive materials and the disposal of radioactive wastes; technological innovations that may render existing plants, equipment or products obsolete; difficulty in obtaining regulatory approval of new technologies; potential impacts of terrorist activities on the utility industry and its customers; and the impact of natural or man-made disasters.

EIP Growth and Income Fund | MLP Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	MLP Risk. MLPs involve risks that differ from investments in common stocks, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and its general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs are subject to various risks related to the underlying operating companies they control, including dependence upon specialized management skills and the risk that such companies may lack or have limited operating histories. Some amounts received by the Fund with respect to its investments in MLPs may, if distributed by the Fund, be treated as a return of capital to Fund shareholders for federal income tax purposes. In addition, there is the risk that a MLP could be, contrary to its intention, taxed as a corporation, resulting in decreased returns from the MLP. Most MLPs do not pay U.S. federal income tax at the partnership level, but an adverse change in tax laws could result in MLPs being treated as corporations for federal income tax purposes which could either reduce or eliminate distributions paid by the MLPs to the Fund.
EIP Growth and Income Fund | Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the issuers of securities held by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The equity securities purchased by the Fund may involve large price swings and potential for loss. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. In addition, local, regional or global events such as war, military conflict, acts of terrorism, spread of infectious diseases or other public health issues, inflation, supply chain disruptions, sanctions, recessions, climate change, advancements in technology, or other events could have a significant negative impact on the Fund and its investments.
EIP Growth and Income Fund | Active Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Active Management Risk. The Fund’s portfolio is actively managed and is thus subject to management risk. The Manager will apply its investment techniques and risk analysis in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. The Fund’s efforts to reduce the Fund’s volatility may not be successful and could cause the Fund to underperform its benchmark and other funds with similar investment objectives and strategies.
EIP Growth and Income Fund | Foreign Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk. Investing in securities of foreign issuers involves certain risks not typically associated with U.S. investments, including fluctuations in currency exchange rates; future foreign economic, financial, political and social developments; different legal systems; the possible imposition of exchange controls or other foreign governmental laws or restrictions; lower trading volume; greater price volatility and illiquidity; different trading and settlement practices; less governmental supervision; high and volatile rates of inflation; fluctuating interest rates; less publicly available information; and different accounting, auditing and financial recordkeeping standards and requirements.
EIP Growth and Income Fund | Foreign Currency Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Currency Risk. The Fund’s portfolio typically includes investments that are denominated in foreign currencies, and the Fund may hold investments designed to provide exposure to foreign currencies. Fluctuations in currency exchange rates may adversely affect the U.S. dollar value of the Fund’s investments.
EIP Growth and Income Fund | Small- And Mid-Size Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Small- and Mid-Size Companies Risk. Energy Companies in which the Fund invests may have market capitalizations of less than $1 billion. Investing in the securities of small- or mid-cap companies presents particular investment risks. These companies may have limited product lines and markets, as well as shorter operating histories, less experienced management and more limited financial resources than larger companies and may be more vulnerable to adverse general market or economic developments. Companies with small- and mid-capitalizations are often more volatile and less liquid than investments in larger companies. Small- and mid-cap companies may face a greater risk of business failure, which could increase the volatility of the Fund’s portfolio.
EIP Growth and Income Fund | Derivatives Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Derivatives Risk. The Fund’s use of derivatives could lead to substantial volatility and losses. Some derivatives are “leveraged,” which means they provide the Fund with investment exposure greater than the value of the Fund’s initial investment in the derivative instrument. As a result, these derivatives may magnify or otherwise increase losses to the Fund. Derivative instruments may not correlate well with the performance of the securities or asset class to which the Fund seeks exposure. Derivatives may be illiquid and difficult to price, and the counterparty to a derivatives contract may be unable or unwilling to fulfill its obligations to the Fund.
EIP Growth and Income Fund | Leverage Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Leverage Risk. The Fund’s use of leverage through the use of swaps may cause the Fund’s returns to be more volatile. The use of leverage typically magnifies both gains and losses. When the Fund increases its investment exposure through the use of leverage, a relatively small market movement may result in significant losses to the Fund.
EIP Growth and Income Fund | Tax Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tax Risk. The Fund’s ability to make investments in MLPs and other entities treated as “pass-through” vehicles for U.S. federal income tax purposes is limited by the Fund’s intention to qualify as a “regulated investment company” (“RIC”) under the Internal Revenue Code of 1986, as amended (“Code”). If the Fund were to fail to qualify as a RIC in any taxable year and were ineligible to or otherwise did not cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, and all Fund distributions from earnings and profits would be taxable to shareholders as dividend income.
EIP Growth and Income Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (no deduction for fees, expenses or taxes)2	[1]
1 Year	rr_AverageAnnualReturnYear01	25.02%	[1]
5 Years	rr_AverageAnnualReturnYear05	14.53%	[1]
10 Years	rr_AverageAnnualReturnYear10	13.10%	[1]
EIP Growth and Income Fund | Alerian MLP Total Return Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Alerian MLP Total Return Index (no deduction for fees, expenses or taxes)3	[2]
1 Year	rr_AverageAnnualReturnYear01	24.41%	[2]
5 Years	rr_AverageAnnualReturnYear05	15.56%	[2]
10 Years	rr_AverageAnnualReturnYear10	3.67%	[2]
EIP Growth and Income Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EIPFX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative Services Plan Fee	rr_Component1OtherExpensesOverAssets	0.15%
Total Other Expenses	rr_Component2OtherExpensesOverAssets	0.72%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.13%	[3]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 169
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	622
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,101
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,425
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	169
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	622
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,101
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,425
Label	rr_AverageAnnualReturnLabel	Investor Class before taxes	[5]
1 Year	rr_AverageAnnualReturnYear01	27.50%	[5]
5 Years	rr_AverageAnnualReturnYear05	11.25%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	7.63%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 18, 2016	[5]
EIP Growth and Income Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EIPIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Services Plan Fee	rr_Component1OtherExpensesOverAssets	none
Total Other Expenses	rr_Component2OtherExpensesOverAssets	0.72%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.73%	[3]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.26%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	499
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	895
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,002
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	128
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	499
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	895
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,002
Annual Return 2015	rr_AnnualReturn2015	(21.54%)
Annual Return 2016	rr_AnnualReturn2016	16.14%
Annual Return 2017	rr_AnnualReturn2017	(0.68%)
Annual Return 2018	rr_AnnualReturn2018	(11.67%)
Annual Return 2019	rr_AnnualReturn2019	23.08%
Annual Return 2020	rr_AnnualReturn2020	(9.84%)
Annual Return 2021	rr_AnnualReturn2021	21.77%
Annual Return 2022	rr_AnnualReturn2022	16.40%
Annual Return 2023	rr_AnnualReturn2023	6.24%
Annual Return 2024	rr_AnnualReturn2024	28.01%
Label	rr_AverageAnnualReturnLabel	Class I before taxes
1 Year	rr_AverageAnnualReturnYear01	28.01%
5 Years	rr_AverageAnnualReturnYear05	11.69%
10 Years	rr_AverageAnnualReturnYear10	5.51%
EIP Growth and Income Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Class I after taxes on distributions
1 Year	rr_AverageAnnualReturnYear01	25.26%
5 Years	rr_AverageAnnualReturnYear05	8.93%
10 Years	rr_AverageAnnualReturnYear10	4.12%
EIP Growth and Income Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Class I after taxes on distributions and sale of shares
1 Year	rr_AverageAnnualReturnYear01	18.02%
5 Years	rr_AverageAnnualReturnYear05	8.19%
10 Years	rr_AverageAnnualReturnYear10	3.85%

[1]	The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
[2]	The Alerian MLP Total Return Index is a composite of the most prominent MLPs calculated by Standard & Poor’s using a float adjusted market capitalization methodology on a total return-return basis.
[3]	Total Annual Fund Operating Expenses include 0.01% in acquired fund fees and expenses, and therefore do not correlate to “Ratios of expenses to average net assets: Before expense reimbursement” provided in the Financial Highlights.
[4]	Energy Income Partners, LLC, the Fund’s manager, contractually has agreed to waive its management fee and/or reimburse Fund expenses so that total annual operating expenses for each class (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; any 12b-1 fees or fees under the Administrative Services Plan; taxes; extraordinary expenses; and any indirect expenses, such as acquired fund fees and expenses) do not exceed 1.25% of average daily net assets through February 28, 2026. Any waiver or reimbursement by Energy Income Partners, LLC is subject to repayment by the Fund in the three years following the date the particular waiver or reimbursement is due; provided that the Fund is able to make the repayment without exceeding the 1.25% expense limitation (or, if lower, any applicable expense limitation then in effect). This expense cap may not be terminated prior to this date except by the Board of Trustees.
[5]	Investor Class shares launched on October 18, 2016. Since this inception date, the return for the Investor Class is 7.63%.